Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash Flows from Operating Activities:
Net income	$ (1,395,927)	$ 137,422	$ 3,257,722
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation	29,400	49,000	59,600
Share of loss (income) of subsidiaries	920,385	(492,000)	(3,756,839)
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	63,000	25,000
Net cash provided by (used in) operating activities	(383,142)	(280,578)	(439,517)
Cash Flows from Investing Activities:
Investment in subsidiary	(20,000)	(2,200,000)
Net cash used in investing activities	(20,000)	(2,200,000)
Cash Flows from Financing Activities:
Proceeds from stock offering, net of offering costs			23,010,000
Repayments to related parties			(6,858,500)
Repayments to subsidiaries			(12,733,500)
Net cash (used in) provided by financing activities			3,418,000
Effect of exchange rate changes on cash and cash equivalents and restricted cash
Net (decrease) increase in cash and cash equivalents and restricted cash	(403,142)	(2,480,578)	2,978,483
Cash and cash equivalents and restricted cash at the beginning of year	511,454	2,992,032	13,549
Cash and cash equivalents and restricted cash at the end of year	$ 108,312	$ 511,454	$ 2,992,032